CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 54,335	$ 34,053	$ 15,890
Cost of revenues	43,044	25,458	7,081
Gross profit before fair value adjustments	11,291	8,595	8,809
Fair value adjustments:
Unrealized change in fair value of biological assets	(315)	6,308	11,781
Realized fair value adjustments on inventory sold in the year	(1,814)	(8,570)	(10,122)
Total fair value adjustments	(2,129)	(2,262)	1,659
Gross profit after fair value adjustments	9,162	6,333	10,468
General and administrative expenses	21,460	17,221	11,549
Selling and marketing expenses	11,473	6,725	3,782
Restructuring expenses	4,383	0	0
Share-based compensation	2,637	5,422	3,382
Total operating expenses	39,953	29,368	18,713
Profit (loss) from operating activities	(30,791)	(23,035)	(8,245)
Finance income	6,703	23,544	277
Finance expenses	(1,972)	(673)	(20,504)
Finance income (expense), net	4,731	22,871	(20,227)
Loss before income taxes	(26,060)	(164)	(28,472)
Income tax expense (benefit)	(1,138)	500	262
Net loss from continuing operations	(24,922)	(664)	(28,734)
Net loss from discontinued operations, net of tax	(166,379)	(17,854)	0
Net loss	(191,301)	(18,518)	(28,734)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) on defined benefit plans	59	21	(30)
Exchange differences on translation to presentation currency	(1,238)	858	1,144
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	(1,179)	879	1,114
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	(246)	530	(124)
Total other comprehensive income (loss)	(1,425)	1,409	990
Total comprehensive loss	(192,726)	(17,109)	(27,744)
Net loss attributable to:
Equity holders of the Company	(188,890)	(17,763)	(28,698)
Non-controlling interests	(2,411)	(755)	(36)
Net Loss	(191,301)	(18,518)	(28,734)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(190,162)	(16,357)	(27,808)
Non-controlling interests	(2,564)	(752)	64
Total comprehensive loss	$ (192,726)	$ (17,109)	$ (27,744)
Earnings (loss) per share attributable to equity holders of the Company from continuing operations:
Basic earnings (loss) per share (in CAD)	$ (3.13)	$ 0.02	$ (1.9)
Diluted loss per share (in CAD)	(3.81)	(3.62)	(1.9)
Basic loss per share (in CAD)	(23.17)	(3.08)	0
Diluted loss per share (in CAD)	(23.17)	(3.08)	0
Basic earnings (loss) per share (in CAD)	(26.3)	(3.06)	(1.9)
Diluted loss per share (in CAD)	$ (26.98)	$ (6.7)	$ (1.9)

[1]	Reclassified in respect of discontinued operations - see Note 24.